SHARE BASED COMPENSATION, SARs granted to Eligible Persons (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Options [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 207,632	$ 180,144	$ 72,754
Cash received for the exercise in the respective years	77,639	61,949	20,867
Share Options [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	390	130	244
Share Options [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	5	69	156
Share Options [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	207,204	179,544	71,787
Share Options [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	33	401	567
RSAs/RSUs [Member]
Share-based Compensation [Abstract]
Compensation expense	247,681	97,738	42,921
RSAs/RSUs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	8,318	4,385	1,714
RSAs/RSUs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	23,350	10,100	3,017
RSAs/RSUs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	67,421	37,433	26,761
RSAs/RSUs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	148,592	45,820	11,429
SARs [Member]
Share-based Compensation [Abstract]
Compensation expense	15,011	12,364	1,394
SARs [Member] | Cost of Revenue [Member]
Share-based Compensation [Abstract]
Compensation expense	3,389	2,867	319
SARs [Member] | Sales and Marketing Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	6,850	5,462	749
SARs [Member] | General and Administrative Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	3,658	3,534	313
SARs [Member] | Research and Development Expenses [Member]
Share-based Compensation [Abstract]
Compensation expense	$ 1,114	$ 501	$ 13